Share-Based Payments	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Share-Based Payments [Abstract]
Share-Based Payments
Note E — Share-Based Payments
The Company provides for equity-based incentives to be awarded to key employees and non-employee directors. These incentives are administered primarily through the 2010 Equity and Incentive Compensation Plan, and currently consist of restricted shares, restricted stock units, deferred shares, deferred stock units, performance units, and stock options.
The following table summarizes amounts related to share-based payments.

	Three Months Ended
	July 31,

	2011	2010

Share-based compensation expense included in selling, distribution, and administrative expenses	$5,151	$4,340
Share-based compensation expense included in other merger and integration costs	881	988
Share-based compensation expense included in other restructuring costs	43	64

Total share-based compensation expense	$6,075	$5,392

Related income tax benefit	$2,014	$1,688

As of July 31, 2011, total compensation cost related to nonvested share-based awards not yet recognized was approximately $46,541. The weighted-average period over which this amount is expected to be recognized is approximately 3.6 years.

Note J: Share-Based Payments
The Company provides for equity-based incentives to be awarded to key employees and non-employee directors. Currently, these incentives consist of restricted shares, restricted stock units, deferred shares, deferred stock units, performance units, and stock options. These awards are administered primarily through the 2010 Equity and Incentive Compensation Plan approved by the Company’s shareholders in August 2010. Awards under this plan may be in the form of stock options, stock appreciation rights, restricted shares, restricted stock units (which may also be referred to as deferred stock units), performance shares, performance units, incentive awards, and other share-based awards. Awards under this plan may be granted to the Company’s and its subsidiaries’ non-employee directors, consultants, officers, and other employees. Deferred stock units granted to non-employee directors vest immediately. At April 30, 2011, there were 7,600,347 shares available for future issuance under this plan. As a result of this plan becoming effective in November 2010, no further awards will be made under the previously existing equity compensation plans.
Under the 2010 Equity and Incentive Compensation Plan, the Company has the option to settle share-based awards by issuing common shares from treasury, issuing new Company common shares, or issuing a combination of common shares from treasury and new Company common shares.
Stock Options: The following table is a summary of the Company’s stock option activity and related information.

		Weighted-Average
	Options	Exercise Price

Outstanding at May 1, 2010	711,987	$41.06
Exercised	(515,062)	41.01

Outstanding and exercisable at April 30, 2011	196,925	$41.18

At April 30, 2011, the weighted-average remaining contractual term for stock options outstanding and exercisable was approximately 2.6 years and the aggregate intrinsic value of these stock options was approximately $6,673.
The total intrinsic value of options exercised during 2011, 2010, and 2009 was approximately $13,355, $5,876, and $2,871, respectively.
Other Equity Awards: The following table is a summary of the Company’s restricted shares, deferred shares, deferred stock units, and performance units.

	Restricted/
	Deferred	Weighted-
	Shares and	Average		Weighted-
	Deferred	Grant Date	Performance	Average
	Stock Units	Fair Value	Units	Fair Value

Outstanding at May 1, 2010	1,078,722	$44.74	190,010	$57.37
Granted	303,863	58.32	125,360	77.53
Converted	190,010	57.37	(190,010)	57.37
Vested	(373,522)	47.33	0	0
Forfeited	(41,807)	49.08	0	0

Outstanding at April 30, 2011	1,157,266	$49.39	125,360	$77.53

The total fair value of equity awards other than stock options vesting in 2011, 2010, and 2009 was approximately $17,680, $16,273, and $11,117, respectively. The weighted-average grant date fair value of restricted shares, deferred shares, deferred stock units, and performance units is the average of the high and the low share price on the date of grant. The following table summarizes the weighted-average grant date fair values of the equity awards granted in 2011, 2010, and 2009.

	Restricted/
	Deferred	Weighted-		Weighted-
	Shares and	Average		Average
	Deferred	Grant Date	Performance	Grant Date
Year Ended April 30,	Stock Units	Fair Value	Units	Fair Value

2011	303,863	$58.32	125,360	$77.53
2010	504,580	44.63	190,010	57.37
2009	570,359	42.29	114,440	43.44

The performance units column represents the number of restricted shares received by certain executive officers, subsequent to year end, upon conversion of the performance units earned during the year. Restricted stock generally vests four years from the date of grant or upon the attainment of a defined age and years of service.